Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net Loss Per Share
Summary of securities potentially dilute loss per share in future were not included in computation of diluted loss per share

	March 31,
	2026	2025
Common stock warrants	2,999,950	—
Unvested restricted stock awards	411,534	764,278
Stock options	2,398,660	4,549,844
	5,810,144	5,314,122

	December 31,
	2025	2024
Convertible preferred stock	6,887,620	—
Common stock warrants	2,999,950	—
Unvested restricted stock awards	499,720	852,464
Stock options	5,474,986	4,397,540
	15,862,276	5,250,004